Debt (Tables)	3 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balances on each loan facility as at March 31, 2016 and December 31, 2015 are as follows:

	As at
	Mar 31, 2016	Dec 31, 2015
Facility I ("First ABN AMRO Facility")	4,500,000	5,000,000
Facility II ("Second ABN AMRO Facility")	-	50,270,000
Facility III ("DVB Facility")	-	80,462,000
Facility IV ("Joint Bank Facility")	-	212,282,628
Facility V ("NIBC Bank Facility")	11,370,000	11,725,000
Facility VI ("CACIB Bank Facility")	39,000,000	36,725,000
Facility VII (“ABN/DVB Joint Bank Facility”)	192,250,000	-
Facility VIII (“Nordea/SEB Joint Bank Facility”)	150,500,000	-
Total debt	397,620,000	396,464,628
Deferred Finance Fees	(11,643,626)	(8,222,224)
Net Total Debt	385,976,374	388,242,404
Current portion of long-term debt	37,687,262	29,137,825
Current portion of deferred finance fees	(2,561,458)	(2,123,325)
Total current portion of long-term debt	35,125,804	27,014,500
Non-current portion of long-term debt	350,850,570	361,227,904

Schedule of minimum Repayments under Loan Facilities
Future minimum repayments under the Company’s loan existing facilities for each year indicated below are as follows:

As at
Mar 31, 2016
2016	29,150,672
2017	37,727,563
2018	34,727,563
2019	33,727,563
2020	33,727,563
2021	36,577,563
2022	191,981,513
397,620,000